Borrowing and onlending (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Borrowings	R$ 817,495	R$ 128,924
Loans abroad [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	R$ 607,343	0
Loans abroad [Member] | Minimum
Disclosure of detailed information about borrowings [line items]
Interest rate	5.60%
Loans abroad [Member] | Maximum
Disclosure of detailed information about borrowings [line items]
Interest rate	5.90%
Tesouro Funcafe
Disclosure of detailed information about borrowings [line items]
Borrowings	R$ 169,267	104,400
Tesouro Funcafe | Minimum
Disclosure of detailed information about borrowings [line items]
Interest rate	13.00%
Tesouro Funcafe | Maximum
Disclosure of detailed information about borrowings [line items]
Interest rate	14.50%
Caixa Economica Federal
Disclosure of detailed information about borrowings [line items]
Borrowings	R$ 40,885	R$ 24,524